Exchange rates in US$ - Summary of principal exchange rate used in preparation of financial statements (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sterling
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	1.28	1.34	1.29
Year-end exchange rate per U.S.$ (in dollars per share)	1.31	1.27	1.34
Australian dollar
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	0.70	0.75	0.77
Year-end exchange rate per U.S.$ (in dollars per share)	0.70	0.70	0.78
Canadian dollar
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	0.75	0.77	0.77
Year-end exchange rate per U.S.$ (in dollars per share)	0.77	0.73	0.79
Euro
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	1.12	1.18	1.13
Year-end exchange rate per U.S.$ (in dollars per share)	1.12	1.14	1.20
South African rand
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	0.069	0.076	0.075
Year-end exchange rate per U.S.$ (in dollars per share)	0.071	0.069	0.081